Business Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Reconciliation of Revenue from Segment Amounts to Consolidated Amounts

The following table presents revenues for our reportable segments, reconciled to consolidated amounts:

	Three Months Ended March 31,
	2017	2016
	(in millions)
Management and franchise(1)	$436	$357
Ownership	300	319

Segment revenues	736	676
Other revenues	37	17
Other revenues from managed and franchised properties	1,395	1,041
Intersegment fees elimination(1)	(7)	(8)

Total revenues	$2,161	$1,726

(1)	Includes management, royalty and intellectual property fees charged to our ownership segment, which were eliminated in our condensed consolidated financial statements.

The following table presents revenues for our reportable segments, reconciled to consolidated amounts:

	Year Ended December 31,
	2016	2015	2014
	(in millions)
Management and franchise(1)	$1,580	$1,496	$1,302
Ownership	1,452	1,596	1,776

Segment revenues	3,032	3,092	3,078
Other revenues	82	71	80
Other revenues from managed and franchised properties	4,310	4,011	3,567
Intersegment fees elimination(1)	(42)	(41)	(37)

Total revenues	$7,382	$7,133	$6,688

(1)	Includes management, royalty and intellectual property fees charged to our ownership segment by our management and franchise segment, which were eliminated in our consolidated financial statements.

Reconciliation of Segment Operating Income to Income from Continuing Operations before Income Taxes

The following table presents operating income for our reportable segments, reconciled to consolidated income from continuing operations before income taxes:

	Three Months Ended March 31,
	2017	2016
	(in millions)
Management and franchise(1)	$436	$357
Ownership(1)	21	4

Segment operating income	457	361
Other revenues, less other expenses	14	(1)
Depreciation and amortization	(89)	(92)
Impairment loss	—	(15)
General and administrative	(105)	(83)

Operating income	277	170
Interest expense	(104)	(90)
Loss on foreign currency transactions	(4)	(12)
Loss on debt extinguishment	(60)	—
Other non-operating income, net	1	2

Income from continuing operations before income taxes	$110	$70

(1)	Includes management, royalty and intellectual property fees charged to our ownership segment by our management and franchise segment, which were eliminated in our condensed consolidated financial statements.

The following table presents operating income for our reportable segments, reconciled to consolidated income from continuing operations before income taxes:

	Year Ended December 31,
	2016	2015	2014
	(in millions)
Management and franchise(1)	$1,580	$1,496	$1,302
Ownership(1)	115	141	153

Segment operating income	1,695	1,637	1,455
Other revenues, less other expenses	31	31	22
Depreciation and amortization	(364)	(385)	(363)
Impairment loss	(15)	(9)	—
General and administrative	(403)	(537)	(411)
Gain on sales of assets, net	8	163	—

Operating income	952	900	703
Interest expense	(394)	(377)	(416)
Gain (loss) on foreign currency transactions	(16)	(41)	26
Other non-operating income, net	14	51	20

Income from continuing operations before income taxes	$556	$533	$333

(1)	Includes management, royalty and intellectual property fees charged to our ownership segment by our management and franchise segment, which were eliminated in our consolidated financial statements.

Schedule of Assets by Segment

The following table presents total assets for our reportable segments, reconciled to consolidated assets of continuing operations:

	March 31,	December 31,
	2017	2016
	(in millions)
Management and franchise	$10,806	$10,825
Ownership	945	1,032
Corporate and other	2,536	2,529

	$14,287	$14,386

The following table presents total assets for our reportable segments, reconciled to consolidated amounts of continuing operations:

	December 31,
	2016	2015
	(in millions)
Management and franchise	$10,825	$11,078
Ownership	1,032	1,116
Corporate and other	2,529	1,960

	$14,386	$14,154

Schedule of Capital Expenditures by Segment

The following table presents capital expenditures for property and equipment for our reportable segments, reconciled to consolidated capital expenditures of continuing operations:

	Three Months Ended March 31,
	2017	2016
	(in millions)
Ownership	$6	$13
Corporate and other	3	3

	$9	$16

The following table presents capital expenditures for property and equipment for our reportable segments, reconciled to consolidated capital expenditures of continuing operations:

	Year Ended December 31,
	2016	2015	2014
	(in millions)
Ownership	$45	$52	$76
Corporate and other	17	15	8

	$62	$67	$84

Revenue from External Customers by Geographic Areas

Total revenues by country were as follows:

	Year Ended December 31,
	2016	2015	2014
	(in millions)
U.S.	$5,315	$4,935	$4,355
United Kingdom	955	1,017	874
All other	1,112	1,181	1,459

	$7,382	$7,133	$6,688

Property and Equipment, Net by Country	Property and equipment, net by country was as follows:

	December 31,
	2016	2015
	(in millions)
U.S.	$92	$141
Japan	87	76
United Kingdom	79	100
Germany	35	37
All other	48	57

	$341	$411